UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Intermediate Municipal Bond Fund, Inc.
Statement of Investments
February 28, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--99.7%	Amount($)		Value ($)

Alabama--1.8%

McIntosh Industrial Development Board, EIR
4.65%, 6/1/2008	1,450,000		1,508,927

Jefferson County, Limited Obligation School Warrants:
5.50%, 1/1/2021	7,500,000		8,138,474
5.25%, 1/1/2023	5,500,000		5,810,144

Alaska--5.1%

Alaska International Airports, Revenue:
5.50%, 10/1/2011 (Insured; AMBAC)	2,560,000		2,862,181
5.50%, 10/1/2012 (Insured; AMBAC)	1,620,000		1,818,822

Alaska Student Loan Corp., Student Loan Revenue:
5.60%, 7/1/2011 (Insured; AMBAC)	4,700,000		4,970,296
5.70%, 7/1/2013 (Insured; AMBAC)	5,990,000		6,349,639
6%, 7/1/2016 (Insured; AMBAC)	6,380,000		6,928,743

Anchorage:
5.875%, 12/1/2016 (Insured; FGIC) (Prerefunded; 12/1/2010)	2,365,000	a	2,702,106
5.875%, 12/1/2016 (Insured; FGIC) (Prerefunded; 12/1/2010)	1,500,000	a	1,713,809
Electric Utility Revenue:
6.50%, 12/1/2008 (Insured; MBIA)	2,755,000		3,098,492
6.50%, 12/1/2009 (Insured; MBIA)	2,910,000		3,336,372
5.875%, 2/1/2012 (Insured; FSA)	3,175,000		3,560,286

Northern Tobacco Securitization Corp.,
Tobacco Settlement Revenue:
6%, 6/1/2013	4,745,000		5,009,818
6.20%, 6/1/2022	2,250,000		2,282,423

Arizona--.6%

Glendale Municipal Property Corp., Excise Tax Revenue
5%, 7/1/2017 (Insured; AMBAC)	2,160,000	2,327,702

Maricopa County Industrial Development Authority,
Hospital Systems Revenue (Baptist Hospital)
5.20%, 9/1/2005 (Insured; MBIA)	3,125,000	3,171,813

Arkansas--.8%

Arkansas Student Loan Authority, Student Loan Revenue
5.35%, 6/1/2009	4,465,000	4,654,629

Springdale, Sales & Use Tax Revenue
4%, 7/1/2016 (Insured; MBIA)	2,000,000	2,027,560

California--8.2%

Alameda County Unified School District
Zero Coupon, 8/1/2018 (Insured; FSA)	3,785,000	2,062,182

California Department of Water Resources,
Water Revenue (Central Valley Project)
5.25%, 12/1/2012 (Insured; FGIC)	10,000,000	11,237,300

California Economic Recovery
5%, 7/1/2015 (Insured; MBIA)	8,000,000	8,758,480

California Educational Facilities Authority, Revenue
(Stanford University) 5.25%, 12/1/2013	2,000,000	2,272,940

California Infrastructure & Economic Development,
Bank Revenue (Bay Area Toll Bridges- 1st Lien)
5.25%, 7/1/2017 (Insured; FSA)	3,300,000	3,649,338

California Public Works Board, LR
(Department of Mental Health - Coalinga)
5.50%, 6/1/2018	3,000,000	3,351,300

California Statewide Community Development Authority,
MFHR (Equity Residential) 5.20%, 6/15/2009	3,000,000	3,193,920

Elsinore Valley Municipal Water District, COP
5.375%, 7/1/2016 (Insured; FGIC)	3,295,000		3,732,016

Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue
0% / 7%, 1/1/2008	5,000,000	b	5,600,850

Golden State Tobacco Securitization Corporation,
Tobacco Settlement Revenue:
5.75%, 6/1/2021	6,950,000		7,450,400
5.75%, 6/1/2023	1,735,000		1,848,885

Los Angeles County Public Works Financing Authority,
Revenue (Regional Park & Open Space District)
5%, 10/1/2019	5,550,000		5,835,770

University of California, Revenues
5.25%, 5/15/2016 (Insured; AMBAC)	11,765,000		12,993,266

Colorado--1.3%

Denver City & County, Airport Revenue
5%, 11/15/2008 (Insured; XLCA)	5,000,000		5,312,550

El Paso County School District
(Number 11 Colorado Springs):
6.25%, 12/1/2009	1,000,000		1,142,350
6.50%, 12/1/2010	2,000,000		2,351,580
6.50%, 12/1/2011	2,040,000		2,429,987

Interlocken Metropolitan District
Zero Coupon, 12/15/2007 (Insured; Radian)	585,000		538,750

Connecticut--1.3%

Connecticut:
Revenue (Mashantucket Western Pequot Tribe):
6.50%, 9/1/2006	2,475,000	c	2,621,471
6.50%, 9/1/2006	2,525,000	c	2,648,750
5.60%, 9/1/2009	1,000,000	c	1,076,500

Special Obligation Rate Reduction
5%, 12/30/2008	4,585,000	4,943,501
District of Columbia--.4%
District of Columbia 6%, 6/1/2012 (Insured; MBIA)	3,280,000	3,786,629
Florida--4.4%
Broward County, Airport System Revenue
(Convertible Lien) 5.25% 10/1/2011 (Insured: AMBAC)	1,525,000	1,630,149
Capital Projects Finance Authority, Student Housing
Revenue (Capital Projects Loan Program)
5.50%, 10/1/2015 (Insured; MBIA)	4,060,000	4,399,781
Collier County, Gas Tax Revenue
5.25%, 6/1/2019 (Insured; AMBAC)	2,190,000	2,403,372
Hillsborough County Industrial Development Authority,
PCR (Tampa Electric Company Project)
5.10%, 10/1/2013	9,575,000	9,996,970
Miami-Dade County, Aviation Revenue
5.25%, 10/1/2008 (Insured; FGIC)	3,000,000	3,219,120
Miami-Dade County School Board, COP
5.25%, 10/1/2017 (Insured; FGIC)	5,000,000	5,508,300
Palm Beach County School Board, COP
5.375%, 8/1/2014 (Insured; AMBAC)	4,000,000	4,512,640
Palm Beach County Solid Waste Authority, Revenue
4%, 1/1/2011 (Insured; AMBAC)	5,000,000	5,175,700
Polk County, Utility System Revenue
5.25%, 10/1/2018 (Insured; FGIC)	2,000,000	2,205,720
Georgia--2.1%
Athens Housing Authority, Student Housing LR

(Ugaref East Campus Housing):
5.25%, 12/1/2015 (Insured; AMBAC)	2,560,000	2,831,693
5.25%, 12/1/2016 (Insured; AMBAC)	2,700,000	2,986,551

Atlanta, Airport Facilities Revenue
6%, 1/1/2007 (Insured; AMBAC)	5,780,000	6,117,494

Milledgeville-Baldwin County Development Authority,
Revenue (Georgia College & State University
Foundation):
6%, 9/1/2010	1,275,000	1,402,322
5.25%, 9/1/2019	1,710,000	1,797,809

Municipal Electric Authority (Combustion Turbine Project)
5.25%, 11/1/2012 (Insured; MBIA)	2,735,000	3,050,291

Hawaii--1.4%

Hawaii Department of Budget & Finance,
Special Purpose Meeting Revenue
(Kapiolani Health Care System)
6.40%, 7/1/2013	8,775,000	9,900,482

Kuakini Health System, Special Purpose Revenue
5.50%, 7/1/2012	2,575,000	2,671,537

Illinois--2.0%

Chicago Housing Authority, Revenue (Capital Program):
5%, 7/1/2009	2,500,000	2,662,675
5.25%, 7/1/2010	2,420,000	2,621,513

Chicago O'Hare International Airport, Revenue
(Third Lien) 5.50%, 1/1/2015 (Insured; CIFG)	6,450,000	7,207,488

Illinois Health Facilities Authority, Revenue:
(Evangelical Hospital) 6.75%, 4/15/2007	150,000	156,621
(Passavant Memorial Area Hospital Association)
5.65%, 10/1/2016	4,850,000	5,245,324

Metropolitan Pier & Exposition Authority,
Dedicated State Tax Revenue

(McCormick Place) 0/5.55%, 6/15/2021
(Insured; MBIA)	2,500,000	b	1,897,050

Indiana--2.3%

Indiana Health Facility Financing Authority,
HR (Clarian Health Partners, Inc.):
5.50%, 2/15/2010	3,000,000		3,166,740
5.50%, 2/15/2011	5,000,000		5,260,000
Revenue (Ascension Health) Subordinated
Credit 5%, 5/1/2009	2,500,000		2,659,150

Indianapolis Local Public Improvement Bond Bank
6.50%, 1/1/2011 (Insured; FSA)	6,415,000		7,484,252

Westfield High School Building Corp.,
First Mortgage Revenue
5.25%, 7/5/2013 (Insured; AMBAC)	1,500,000		1,608,075

Kansas--1.2%

Wyandotte County - Kansas City Unified
Government, Utility System Revenue
5.65%, 9/1/2018 (Insured; AMBAC)	9,130,000		10,727,202

Kentucky--1.3%

Ashland, PCR (Ashland, Inc.) 5.70%, 11/1/2009	4,000,000		4,282,680

Carrolton and Henderson Public Energy Authority,
Gas Revenue (Kentucky Trust)
5%, 1/1/2006 (Insured; FSA)	3,500,000		3,573,360

Kenton County Airport Board, Airport Revenue
(Cincinnati/Northern Kentucky International)
5.75%, 3/1/2009 (Insured; MBIA)	3,710,000		3,887,709

Massachusetts--2.7%

Boston Water & Sewer Commission, Revenue
5%, 11/1/2020	5,760,000		6,201,274

Massachusetts, Consolidated Loan
5%, 12/1/2010	3,000,000		3,268,950

Massachusetts Bay Transportation Authority, Sales Tax
Revenue 5.50%, 7/1/2017	5,000,000		5,769,550

Massachusetts Municipal Wholesale Electric Co.,
Power Supply System Revenue
(Project No. 6) 5.25%, 7/1/2015 (Insured; MBIA)	4,000,000		4,386,120

University of Massachusetts Building Authority,
Project Revenue 5.25%, 11/1/2019 (Insured; AMBAC)	3,500,000		3,840,130

Michigan--6.8%

Detroit Local Development Finance Authority
5.20%, 5/1/2010	5,745,000		5,977,213

Greater Detroit Resource Recovery Authority, Revenue:
6.25%, Series A, 12/13/2008 (Insured; AMBAC)	11,000,000		12,260,820
6.25%, Series B, 12/13/2008 (Insured; AMBAC)	7,755,000		8,643,878

Michigan Building Authority, Revenue
(State Police Communications System)
5.25%, 10/1/2013	1,945,000		2,188,709

Michigan Hospital Finance Authority, Revenue:
9.123%, 11/15/2007	5,750,000	c,d	6,483,413
(Genesys Health System)
8.10%, 10/1/2013 (Prerefunded 10/1/2005)	7,000,000	a	7,375,270
(Oakwood Obligation Group):
5%, 11/1/2007	3,000,000		3,157,020
5.50%, 11/1/2011	3,500,000		3,874,220
(Sparrow Obligation Group):
5.25%, 11/15/2011	2,500,000		2,690,325
5.75%, 11/15/2016	3,250,000		3,531,613

Michigan Municipal Bond Authority, Revenue
(Drinking Water Revolving Fund)
5.25%, 10/1/2016 (Prerefunded; 10/1/2009)	2,370,000	a	2,597,615

Mississippi--1.3%

Mississippi Development Bank, Special Obligation
(Adams County HR Project)
5.75%, 7/1/2010 (Insured; FSA)	3,445,000	3,627,137

Mississippi Higher Education Assistance Corp.
Student Loan Revenue
5.30%, 9/1/2008	2,390,000	2,517,698

Walnut Grove Correctional Authority, COP:
5.25%, 11/1/2005 (Insured; AMBAC)	1,670,000	1,703,066
5.50%, 11/1/2006 (Insured; AMBAC)	1,760,000	1,846,082
5.50%, 11/1/2007 (Insured; AMBAC)	1,855,000	1,991,472

Missouri--1.8%

Joplin Industrial Development Authority, Revenue
(Catholic Health Initiatives):
5.50%, 12/1/2009	3,185,000	3,392,184
5.625%, 12/1/2010	3,340,000	3,573,299

Missouri Health & Educational
Facilities Authority, Revenue
(SSM Health Care) 5%, 6/1/2007	2,940,000	3,070,948

Saint Louis, Airport Revenue
(Airport Development Program):
5.50%, 7/1/2010 (Insured; MBIA)	3,000,000	3,309,090
5.625%, 7/1/2015 (Insured; MBIA)	2,500,000	2,794,400

Nevada-1.2%

Nevada, Highway Improvement Revenue
(Motor Vehicle Fuel Tax)
5.50%, 12/1/2015 (Insured; FGIC)	4,775,000	5,417,667

Washoe County, Water Facility Revenue
(Sierra Pacific Power Company)
5%, 7/1/2009	5,000,000	5,092,300

New Jersey-4.7%

New Jersey Building Authority, Building Revenue
5.25%, 12/15/2014 (Insured; AMBAC)	7,690,000		8,472,458

New Jersey Economic Development Authority,
Cigarette Tax Revenue 5.50%, 6/15/2016	1,000,000		1,096,280
Revenue:
8.881%, 6/15/2008 (Insured; AMBAC)	5,000,000	c,d	6,036,750
School Facilities
(Construction 2001) 5.25%, 6/15/2010 (Insured; AMBAC	30,000		33,110
Waste Paper Recycling (Marcal Paper Mills Inc.)
8.50%, 2/1/2010 (Insured; MBIA)	2,210,000		2,142,882

New Jersey Educational Facilities Authority, Revenue:
(Rider University):
5%, 7/1/2010 (Insured; Radian)	1,880,000		2,014,796
5%, 7/1/2011 (Insured; Radian)	1,970,000		2,115,209
(Rowan University) 5.25%, 7/1/2016 (Insured; MBIA)	2,000,000		2,223,660

New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital) 6%, 7/1/2012	3,425,000		3,864,976

New Jersey Transportation Trust Fund Authority
(Transportation System)
6%, 6/15/2016 (Prerefunded 6/15/2010)	4,000,000	a	4,567,080

New Jersey Turnpike Authority, Revenue
5.625%, 1/1/2015 (Insured MBIA) (Prerefunded; 1/1/2010)	3,910,000	a	4,371,967

Union County Utilities Authority, Solid Waste Revenue
(Ogden Martin) 5.50%, 6/1/2008 (Insured; AMBAC)	4,000,000		4,292,840

New Mexico--1.4%

Jicarilla, Apache Nation Revenue:
5%, 9/1/2011	1,500,000		1,598,025
5%, 9/1/2013	2,905,000		3,087,986

Las Cruces, Joint Utility Improvement Revenue
5.50%, 7/1/2016 (Insured; MBIA)	7,000,000		7,540,610

New York--7.0%

New York City:
6.25%, 8/1/2009 (Prerefunded 8/1/2006)	50,000	a	53,374
6.25%, 8/1/2009	1,950,000		2,071,544
5%, 8/1/2014	5,000,000		5,414,550

New York State Dormitory Authority, Revenues:
(Department of Health)
5.625%, 7/1/2011 (Prerefunded; 7/1/2006)	3,240,000	a	3,436,895
(Lenox Hill Hospital Obligation Group)
5.50%, 7/1/2011	1,000,000		1,085,270

New York State Local Government
Assistance Corporation:
5.25%, 4/1/2016	3,425,000		3,823,259
5.25%, 4/1/2016 (Insured; FSA)	2,200,000		2,464,220

New York State Thruway Authority, Service Contract
Revenue (Local Highway & Bridge):
6%, 4/1/2011	2,040,000		2,214,318
5.50%, 4/1/2012	3,950,000		4,423,763
5.50%, 4/1/2013 (Insured; XLCA)	5,000,000		5,568,250

New York State Urban Development Corp.:
Corporate Purpose 5.125%, 7/1/2019	2,000,000		2,150,420
Correctional Capital Facilities 5.25%, 1/1/2010	4,520,000		4,766,566
Correctional & Youth Facilities Service Contract
Revenue (Empire State Development Corp.):
5%, 1/1/2009	3,000,000		3,189,720
5.25%, 1/1/2009	8,575,000		9,214,009
Personal Income Tax 5.25%, 3/15/2011	1,565,000		1,719,966

Tobacco Settlement Financing Corp., Revenue
5.50%, 6/1/2018	4,000,000		4,439,640

Triborough Bridge and Tunnel Authority, Revenue
6.75%, 1/1/2009	5,100,000		5,612,601

North Carolina--3.0%

North Carolina Eastern Municipal Power Agency,
Power System Revenue:
5.50%, 1/1/2012	3,000,000	3,275,280
5.125%, 1/1/2014	3,000,000	3,180,510
5%, 1/1/2021	1,200,000	1,334,208

North Carolina Medical Care Commission,
Retirement Facilities Revenue
(Givens Estates Project):
4.75%, 7/1/2010	1,000,000	1,012,640
5%, 7/1/2011	500,000	507,290
5.25%, 7/1/2012	750,000	766,898

North Carolina Municipal Power Agency
Electric Revenue (Number 1 Catawba):
5.25%, 1/1/2016 (Insured; FSA)	2,540,000	2,785,796
5.25%, 1/1/2017 (Insured; FSA)	10,000,000	10,953,500

Raleigh Durham Airport Authority, Airport Revenue
5.25%, 11/1/2012 (Insured; FGIC)	2,365,000	2,604,811

Ohio--1.3%

Cuyahoga County, Revenue
(Cleveland Clinic Health System):
5.50%, 1/1/2014	4,000,000	4,414,320
6%, 1/1/2017	5,000,000	5,670,800

Knox County, Hospital Facilities Revenue
(Knox Community Hospital Asset Guaranty)
5%, 6/1/2012 (Insured; Radian)	1,500,000	1,613,460

Oklahoma--.6%

Oklahoma Development Finance Authority, LR
(Oklahoma State System Higher Education):
4%, 6/1/2007	1,020,000	1,046,571
4%, 6/1/2008	1,060,000	1,093,729

Washington County Medical Authority, Revenue
(Jane Phillips Medical Center)
5.50%, 11/1/2010 (Insured; Connie Lee)	3,175,000	3,345,307

Oregon--1.1%

Gilliam County, SWDR
4.15%, 5/1/2009	3,400,000	3,449,980

Washington County Unified Sewer Agency,
Sewer Revenue 5.75%, 10/1/2012 (Insured; FGIC)	5,670,000	6,507,743

Pennsylvania--7.9%

Allegheny County Industrial Development Authority,
PCR 4.05%, 9/1/2011 (Insured; AMBAC)	4,000,000	4,144,960

Carbon County Industrial Development Authority, RRR
(Panther Creek Partners Project) 6.65%, 5/1/2010	10,040,000	10,870,810

Delaware County Industrial Development Authority
(Resource Recovery Facility) 6.10%, 7/1/2013	12,000,000	12,553,320

Delaware River Joint Toll Bridge Commission,
Bridge Revenue 5.25%, 7/1/2013	2,500,000	2,770,125

Delaware Valley Regional Finance Autority,
Local Government Revenue 5.75%, 7/1/2017	6,830,000	7,858,871

Erie County Hospital Authority, Revenue
(Hamot Health Foundation)
5.375%, 5/15/2010 (Insured; AMBAC)	2,340,000	2,497,552

Erie County Industrial Development Authority,
EIR (International Paper Company Project)
5.25%, 9/1/2010	2,100,000	2,270,100

Montgomery County Higher Education & Health
Authority, HR (Abington Memorial)
6.10%, 6/1/2012 (Insured; AMBAC)	5,000,000	5,771,150

Montgomery County Industrial Development
Authority, Mortgage Revenue (Whitemarsh
Continuing Care) 6%, 2/1/2021	2,500,000		2,537,950

Pennsylvania Higher Educational Facilities Authority:
Health Services Revenue (University of Pennsylvania)
5.70%, 1/1/2011 (Prerefunded 1/1/2006)	3,250,000	a	3,369,600
(UPMC Health System) 6.25%, 1/15/2015	3,660,000		4,169,143

Rose Tree Media School District
5.25%, 2/1/2018 (Insured; FSA)	5,900,000		6,525,459

Sayre Health Care Facilities Authority, Revenue
(Guthrie Health) 6%, 12/1/2012	2,000,000		2,236,120

State Public School Building Authority, School
Lease Revenue (Colonial Intermediate
Unit 20) 5.25%, 5/15/2019 (Insured; FGIC)	2,175,000	e	2,409,661

Rhode Island--1.8%

Rhode Island Health and Educational Building Corp.:
Health Facilities Revenue (San Antoine)
5.50%, 11/15/2009	3,320,000		3,546,225
Hospital Financing Revenue
(Lifespan Obligation Group):
5.75%, 5/15/2007 (Insured; MBIA)	4,805,000		5,105,409
5.75%, 5/15/2008 (Insured; MBIA)	5,560,000		5,990,844
Revenue (Roger Williams University)
5%, 11/15/2021 (Insured; Radian)	1,360,000		1,411,462

South Carolina--2.1%

Anderson County, IDR (Federal Paper Board)
4.75%, 8/1/2010	4,520,000		4,723,219

Berkeley County School District, Installment
Purchase Revenue (Securing Assets for Education)
5.25%, 12/1/2021	9,395,000		9,934,555

Charleston, COP (Public Facilities Corp.)

5%, 9/1/2015	2,145,000		2,333,696

Hilton Head Island Public Facilities Corp., COP
5%, 3/1/2013 (Insured; AMBAC)	1,065,000		1,162,671

South Dakota--.2%

Pennington County, PCR (Black Hills
Power Incorporated Project) 4.80%, 10/1/2014	2,050,000		2,064,268

Tennessee-1.3%

Johnson City Health and Educational Facility Board, HR
(Medical Center Hospital Improvement)
5.125%, 7/1/2011 (Insured; MBIA)	6,720,000		7,248,797

Tennessee Housing Development Agency
(Homeownership Program):
5.20%, 7/1/2010	1,815,000		1,915,388
5.30% 7/1/2011	2,140,000		2,256,994

Texas--10.3%

Bexar County, Revenue (Venue)
5.75%, 8/15/2013 (Insured; MBIA)	5,000,000		5,606,500

Cypress - Fairbanks Independent School District
(Schoolhouse) 6.75%, 2/15/2012
(Prerefunded 2/15/2010)	1,700,000	a	1,987,266

Dallas - Fort Worth International Airport, Revenue
Facility Improvement Corp.
(Bombardier Inc.) 6.15%, 1/1/2016	3,000,000		3,019,920

Gulf Coast Waste Disposal Authority:
Revenue (Bayport Area System)
5%, 10/1/2014 (Insured; AMBAC)	2,065,000		2,244,387
SWDR (Quaker Oats Co. Project) 5.70%, 5/1/2006	3,210,000		3,306,493

Harris County (Permanent Improvement)
5.25%, 10/1/2016	3,435,000		3,778,981

Harris County Health Facilities Development Corp., HR:
(Memorial Hermann Hospital System)
5.50%, 6/1/2012 (Insured; FSA)	8,295,000	9,276,464
(Memorial Hospital System)
6%, 6/1/2008 (Insured; MBIA)	9,080,000	9,914,089

Houston, Utility System Revenue (First Lien)
5.25%, 5/15/2012 (Insured; MBIA)	2,750,000	3,046,918

Port Corpus Christi Industrial Development Corp.,
Revenue (Valero):
5.125%, 4/1/2009	2,250,000	2,378,520
5.40%, 4/1/2018	1,500,000	1,549,800

San Antonio, Electric & Gas Revenue
5%, 2/1/2018	5,000,000	5,318,200

Tarrant County Health Facilities Development Corp.,
Health Systems Revenue:
(Harris Methodist Health Systems) 6%, 9/1/2010	7,725,000	8,708,779
(Health Resources Systems)
5.75%, 2/15/2014 (Insured; MBIA)	5,000,000	5,713,500

Texas College Student Loan Bonds
4.75%, 8/1/2008	7,435,000	7,840,951

Texas Municipal Power Agency, Revenue:
Zero Coupon, 9/1/2009 (Insured; AMBAC)	105,000	91,027
Zero Coupon, 9/1/2009 (Insured; AMBAC)	9,265,000	7,996,436
4%, 9/1/2012 (Insured; AMBAC)	2,690,000	2,702,804

University of Texas University Revenues Financing
System 5.25%, 8/15/2018	6,000,000	6,567,720

Utah--2.5%

Carbon County, SWDR
(Sunnyside Cogeneration-A) 6.375%, 8/15/2011	8,450,000	8,340,066

Jordanelle Special Service District
(Special Assessment Improvement District)

8%, 10/1/2011	5,040,000		5,400,259

Utah Building Ownership Authority, LR
(State Facilities Master Lease Program)
5%, 5/15/2017	2,950,000		3,164,731

Utah County, EIR (USX Corporation Project)
5.05%, 11/1/2011	4,480,000		4,853,901

Virginia--1.0%

Arlington County Industrial Development Authority, RRR
(Ogden Martin System of Alexandria/Arlington
Inc. Project) 5.375%, 1/1/2012 (Insured; FSA)	2,530,000		2,706,999

Greater Richmond Convention Center Authority,
Hotel Tax Revenue (Convention Center
Expansion Project) 6%, 6/15/2011	2,000,000		2,256,580

Virginia College Building Authority, Educational
Facilities Revenue (Hampden - Sydney College
Project) 5% 9/1/2016	1,000,000		1,039,800

York County Industrial Development Authority,
PCR (Virginia Electric & Power Co.)
5.50%, 7/1/2009	2,750,000		2,896,988

Washington--3.5%

Energy Northwest
Revenue (Wind Project):
4.55%, 7/1/2006	1,600,000		1,625,968
5.60%, 7/1/2015 (Prerefunded 1/1/2007)	2,530,000	a	2,731,894

Goat Hill Properties, LR (Government
Office Building Project) 5.25%, 12/1/2020
(Insured; MBIA)	2,710,000		2,957,260

Seattle Municipal Light & Power, Revenue:
5.25%, 3/1/2010 (Insured; FSA)	50,000		54,731
8.516%, 3/1/2010 (Insured; FSA)	6,500,000	c,d	7,729,865

Washington:
5.75%, 10/1/2012	20,000		22,711
5.75%, 10/1/2012	2,305,000		2,597,458

Washington Health Care Facilities Authority, Revenue
(Sisters of Providence)
5.40%, 10/1/2010 (Insured; AMBAC)	3,000,000		3,109,740

Washington, Public Power Supply Systems Revenue
(Nuclear Project Number 1)
6%, 7/1/2007 (Insured; AMBAC)	9,720,000		10,310,296

Wisconsin--.6%

Racine, SWDR (Republic Services Project)
3.25%, 4/1/2009	1,000,000		979,320

Wisconsin Health and Educational Facilities Authority,
Revenue (Aurora Medical Group, Inc.)
6%, 11/15/2011 (Insured; FSA)	3,500,000		4,014,780

U. S. Related--1.4%

Childrens Trust Fund, Tobacco Settlement Revenue:
5.75%, 7/1/2010	2,500,000		2,812,575
5.75%, 7/1/2012 (Prerefunded; 7/1/2010)	5,000,000	a	5,625,150
5.75%, 7/1/2013 (Prerefunded; 7/1/2010)	3,300,000	a	3,712,599

Total Investments (cost $849,211,458)	99.7%		880,282,796

CASH AND RECEIVABLES (NET)	0.3%		2,918,348

NET ASSETS	100.0%		883,201,144

Notes to Statement of Investments:

(a) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(b) Zero coupon until a specified date, at which time the stated coupon rate becomes effective until maturity.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These Securities have been determined to be liquid by the Board of Directors. At February 28, 2005, these securities amounted to $26,596,749 or 3.0% of net assets.

(d) Inverse floater security - the interest rate is subject to change periodically.
(e) Purchased on a delayed delivery basis.
(f) Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)